SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Location
The following tables present total revenues for the years ended December 31, 2016, 2017 and 2018 and long-lived assets as of December 31, 2017 and 2018:

Revenues:

	Year ended December 31,
	2016	2017	2018

United States	$125,749	$145,453	$187,704
Israel	6,818	7,282	6,909
United Kingdom	21,699	24,837	26,652
Europe, the Middle East and Africa *)	39,577	49,659	78,525
Other	22,770	34,470	43,409

	$216,613	$261,701	$343,199

Schedule of Long-Lived Assets by Geographic Location
For the years ended December 31, 2017 and 2018, no single customer contributed more than 10% to the Company's total revenues. For the year ended December 31, 2016, 12% of the Company's total revenues were derived from one channel partner.

Long-lived assets:

	December 31,
	2017	2018

United States	$1,252	$4,502
Israel	7,493	9,161
United Kingdom	233	944
Europe, the Middle East and Africa *)	39	126
Other	213	387

	$9,230	$15,120

*)          Excluding United Kingdom and Israel